Offerings	Mar. 04, 2025 USD ($)
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt securities of JPMorgan Chase & Co.
Carry Forward Form Type	S-3
Carry Forward File Number	333-263304
Carry Forward Initial Effective Date	Apr. 11, 2022
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrant pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $   in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrant in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)
The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred stock of JPMorgan Chase & Co.
Carry Forward Form Type	S-3
Carry Forward File Number	333-263304
Carry Forward Initial Effective Date	Apr. 11, 2022
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrant pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $   in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrant in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)
The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Depositary shares representing preferred stock of JPMorgan Chase & Co.
Carry Forward Form Type	S-3
Carry Forward File Number	333-263304
Carry Forward Initial Effective Date	Apr. 11, 2022
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrant pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $   in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrant in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)
The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

(4)
No separate consideration will be received for the depositary shares representing shares of preferred stock issued by JPMorgan Chase & Co. No separate registration fee will be paid in respect of any such depositary shares.

Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock of JPMorgan Chase & Co.
Carry Forward Form Type	S-3
Carry Forward File Number	333-263304
Carry Forward Initial Effective Date	Apr. 11, 2022
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrant pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $   in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrant in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)
The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants of JPMorgan Chase & Co.
Carry Forward Form Type	S-3
Carry Forward File Number	333-263304
Carry Forward Initial Effective Date	Apr. 11, 2022
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrant pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $   in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrant in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)
The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units of JPMorgan Chase & Co.
Carry Forward Form Type	S-3
Carry Forward File Number	333-263304
Carry Forward Initial Effective Date	Apr. 11, 2022
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrant pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $   in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrant in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)
The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

(5)
Each unit of JPMorgan Chase & Co. will be issued under a unit agreement and will represent one or more debt securities, shares of preferred stock, depositary shares, shares of common stock and warrants of JPMorgan Chase & Co., as well as debt or equity securities of third parties, in any combination, which may or may not be separable from one another.

Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1
Carry Forward Form Type	S-3
Carry Forward File Number	333-263304
Carry Forward Initial Effective Date	Apr. 11, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrant pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $   in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrant in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)
The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

(6)
The Registrant previously registered $150,000,000,000.00 in aggregate offering price of securities pursuant to the Registration
Statement
on Form
S-3
(File Number
333-263304)
filed on March 4, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on April 6, 2022 (the “2022 Registration Statement”). As of the date hereof, a portion of the securities registered under the 2022 Registration Statement remains unsold (the “Unsold Securities”). The Registrant expects to carry forward to this Registration Statement the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. Prior to the effectiveness of this Registration Statement, the Registrant will identify in a pre-effective
amendment to this Registration Statement the aggregate offering price of the Unsold Securities being carried forward pursuant to Rule 415(a)(6) and the filing fee previously paid in connection with such Unsold Securities.